Summary of Stock Option Activity (Detail) (USD $)	6 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010
Options Outstanding Number of Shares
Outstanding at beginning of period	4,798,677
Granted	799,449
Exercised	(185,260)
Forfeited	(254,900)
Outstanding at ending of period	5,157,966
Exercisable at ending of period	2,642,124
Weighted Average Exercise Price
Outstanding at beginning of period	$ 21.71
Granted	$ 20.25
Exercised	$ 12.73
Forfeited	$ 26.41
Outstanding at ending of period	$ 21.57
Exercisable at end of period	$ 19.48
Weighted Average Fair Value
Outstanding at beginning of period	$ 8.47
Granted	$ 8.52	$ 9.13
Exercised	$ 5.46
Forfeited	$ 10.05
Outstanding at end of period	$ 8.51
Exercisable at end of period	$ 7.77
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	4.89
Exercisable Weighted Average Remaining Contractual Life	3.51